PIMCO CommodityRealReturn Strategy Portfolio Annual Fund Operating Expenses - Institutional Class [Member] - PIMCO CommodityRealReturn Strategy Portfolio - Institutional	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	2.30%	[1]
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	3.23%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	3.04%

[1]	“Other Expenses” include interest expense of 2.30%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74% for Institutional Class shares.
[2]	PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.